Annual Total Returns[BarChart] - International Equity Index Fund - Institutional Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.39%)	18.04%	21.37%	(5.98%)	(1.00%)	0.82%	24.86%	(13.56%)	21.40%	7.76%